Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Equity Interest in Most Significant Subsidiaries
The equity interest in the most significant subsidiaries at December 31, 2020 and 2021 is as follows:

Company name	Country	Equity interest at December 31
		2020	2021
Subsidiaries:
América Móvil B.V. a)	Netherlands	100.0%	100.0%
Compañía Dominicana de Teléfonos, S.A. (“Codetel”) b)	Dominican Republic	100.0%	100.0%
Sercotel, S.A. de C.V. a)	Mexico	100.0%	100.0%
Radiomóvil Dipsa, S.A. de C.V. and subsidiaries (“Telcel”) b)	Mexico	100.0%	100.0%
Puerto Rico Telephone Company, Inc. b)	Puerto Rico	100.0%	100.0%
Servicios de Comunicaciones de Honduras, S.A. de C.V. (“Sercom Honduras”) b)	Honduras	100.0%	100.0%
TracFone Wireless, Inc. (“TracFone”) b) c)	USA	100.0%	—
Claro S.A. (Claro Brasil) b)	Brazil	98.2%	98.2%
NII Brazil Holding S.A.R.L a)	Luxembourg	100.0%	100.0%
Nextel Telecomunicações Ltda b)	Brazil	100.0%	100.0%
Telecomunicaciones de Guatemala, S.A. (“Telgua”) b)	Guatemala	99.3%	99.3%
Claro Guatemala, S.A. b)	Guatemala	100.0%	100.0%
Empresa Nicaragüense de Telecomunicaciones, S.A. (“Enitel”) b)	Nicaragua	99.6%	99.6%
Compañía de Telecomunicaciones de El Salvador, S.A. de C.V. (“CTE”) b)	El Salvador	95.8%	95.8%
Comunicación Celular, S.A. (“Comcel”) b)	Colombia	99.4%	99.4%
Consorcio Ecuatoriano de Telecomunicaciones, S.A. (“Conecel”) b)	Ecuador	100.0%	100.0%
AMX Argentina, S.A. b)	Argentina	100.0%	100.0%
AMX Paraguay, S.A. b)	Paraguay	100.0%	100.0%
AM Wireless Uruguay, S.A. b)	Uruguay	100.0%	100.0%
Claro Chile, S.A. b)	Chile	100.0%	100.0%
América Móvil Perú, S.A.C b)	Peru	100.0%	100.0%
Claro Panamá, S.A. b)	Panamá	100.0%	100.0%
Teléfonos de México, S.A.B. de C.V. b)	Mexico	98.8%	98.8%
Telekom Austria AG b)	Austria	51.0%	51.0%

a)	Holding companies
b)	Operating companies of mobile and fixed services
c)	On November 23, 2021, this entity was discontinued operations. See Note 2Ac.

Summary of Annual Depreciation Rates	Annual depreciation rates are as follows:

Network infrastructure	5%-33%
Buildings and leasehold improvement	2%-33%
Other assets	10%-50%

Summary of Most Significant Forward Looking Estimates Used for Impairment Evaluations
The most significant forward-looking estimates used for the 2020 and 2021 impairment evaluations are shown below:

	Average margin on EBIDTA	Average margin on CAPEX	Average pre-tax discount rate (WACC)
2020:
Europe (7 countries)	32.20% - 40.76%	7.04% - 19.39%	3.88% - 12.02%
Brazil (fixed line, wireless and TV)	40.67%	25.36%	9.50%
Puerto Rico	23.06%	14.57%	3.53%
Dominican Republic	47.57%	13.71%	8.27%
Mexico (fixed line and wireless)	32.69%	11.01%	6.03%
Ecuador	49.23%	11.14%	17.50%
Peru	38.72%	15.43%	4.76%
El Salvador	45.92%	21.19%	14.63%
Chile	26.34%	13.18%	3.37%
Colombia	43.45%	18.19%	6.44%
Other countries	10.07% - 47.23%	0.48% - 31.67%	3.42% - 21.85%
2021:
Europe (7 countries)	31.60% - 45.32%	7.48% - 24.37%	2.91% - 9.83%
Brazil (fixed line, wireless and TV)	41.37%	22.98%	4.62%
Puerto Rico	21.54%	14.36%	3.00%
Dominican Republic	52.02%	13.86%	5.84%
Mexico (fixed line and wireless)	36.21%	15.89%	6.24%
Ecuador	44.76%	12.48%	14.48%
Peru	36.63%	17.19%	3.99%
El Salvador	44.82%	24.25%	10.78%
Chile	27.36%	17.98%	2.81%
Colombia	43.36%	23.18%	7.18%
Other countries	30.55% - 48.52%	4.91% - 30.03%	4.64% - 14.39%

Summary of quantitative information about right-of-use assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Assets	Useful life
Towers and sites	5 to 12 years
Property	10 to 25 years
Other equipment	5 to 15 years

Summary of Exchange Rates Used forTranslation of Foreign Currencies
The exchange rates used for the translation of foreign currencies against the Mexican peso are as follows:

		Average exchange rate			Closing exchange rate at December 31,
Country or Zone	Currency	2019	2020	2021	2020	2021
Argentina (1)	Argentine Peso (AR$)	0.4110	0.3070	0.2137	0.2371	0.2004
Brazil	Real (R$)	4.8907	4.1850	3.7625	3.8387	3.6885
Colombia	Colombian Peso (COP$)	0.0059	0.0058	0.0054	0.0058	0.0052
Guatemala	Quetzal	2.5023	2.7826	2.6212	2.5596	2.6666
U.S.A. (2)	US Dollar	19.2641	21.4860	20.2769	19.9487	20.5835
Uruguay	Uruguay Peso	0.5479	0.5110	0.4655	0.4712	0.4605
Nicaragua	Cordoba	0.5817	0.6257	0.5765	0.5728	0.5795
Honduras	Lempira	0.7806	0.8678	0.8384	0.8215	0.8396
Chile	Chilean Peso	0.0275	0.0271	0.0268	0.0281	0.0244
Paraguay	Guaraní	0.0031	0.0032	0.0030	0.0029	0.0030
Peru	Sol (PEN$)	5.7708	6.1483	5.2297	5.5046	5.1484
Dominican Republic	Dominican Peso	0.3737	0.3766	0.3540	0.3416	0.3570
Costa Rica	Colon	0.0326	0.0366	0.0325	0.0323	0.0319
European Union	Euro	21.5642	24.5080	23.9835	24.3693	23.4220
Bulgaria	Lev	11.0257	12.5284	12.2617	12.4594	11.9762
Belarus	New Belarusian Ruble	9.2159	8.8172	7.9932	7.5721	8.0279
Croatia	Croatian Kuna	2.9069	3.2498	3.1852	3.2279	3.1161
Macedonia	Macedonian Denar	0.3504	0.3975	0.3893	0.3950	0.3800
Serbia	Serbian Denar	0.1830	0.2083	0.2040	0.2071	0.1992

(1)	Year-end rates are used for the translation of revenues and expenses if IAS 29 “Financial Reporting in Hyperinflationary Economies” is applied.
Financial reporting in hyperinflationary economies
Financial statements of Argentina subsidiaries are restated before translation to the reporting currency of the Company and before consolidation in order to reflect the same value of money for all items. Items recognized in the statements of financial position which are not measured at the applicable year-end measuring unit are restated based on the general price index. All non-monetary items measured at cost or amortized cost is restated for the changes in the general price index from the date of transaction or the last hyperinflationary calculation to the reporting date. Monetary items are not restated. All items of shareholders’ equity are restated for the changes in the general price index since their addition or the last hyperinflationary calculation until the end of the reporting period. All items of comprehensive income are restated for the change in a general price index from the date of initial recognition to the reporting date. Gains and losses resulting from the net-position of monetary items are reported in the consolidated

Summary of Net profit for the year from discontinued operations
Additionally, TracFone represented the U.S.A. segment until November 23, 2021. With TracFone being classified as discontinued operations, the U.S.A. segment is no longer presented in the segment note. The results of TracFone for the year are presented below:

	For the years ended December 31
	2019		2020		2021
Operating revenues:
Service revenues	Ps.	131,403,268	Ps.	149,376,532	Ps.	130,091,540
Sales of equipment		24,461,125		27,802,837		22,160,481

		155,864,393		177,179,369		152,252,021
Total costs and expenses		144,822,141		157,327,836		134,495,316

Operating income		11,042,252		19,851,533		17,756,705

Financial cost		(77,884)		(2,026)		(1,733)
Gain on disposal of discontinued operations		—		—		132,821,709

Profit before income tax discontinued operations		10,964,368		19,849,507		150,576,681

Tax expense:
Related to pre-tax profit from the ordinary activities for the period		1,119,479		2,856,882		2,571,541
Related to gain on disposal from discontinued operations		—		—		26,294,422

Net profit for the year from discontinued operations	Ps.	9,844,889	Ps.	16,992,625	Ps.	121,710,718

Summary of assets and liabilities deconsolidated on the date of the disposal
The assets and liabilities deconsolidated on the date of the disposal were as follows:

	November 23,
	2021
Current assets
Cash	Ps.	338,439
Subscribers, distributors, recoverable taxes, contract assets and other net		12,368,407
Inventories, net		9,604,658
Other current assets, net		389,052

Total current assets		22,700,556
Non-current assets:
Property, plant and equipment		1,989,498
Intangibles, net		555,012
Goodwill		2,695,557
Deferred income taxes		1,094,756
Other assets, net		327,546
Rights of use		1,625

Total assets	Ps.	29,364,550

Short term liability related to rigth of use of assets	Ps.	1,625
Accounts payable		17,446,513
Income tax		3,267,585
Deferred revenue		13,187,667

Total liabilities		33,903,390

Net liability directly associated with disposal group	Ps.	(4,538,840)

Summary of Retrospective adjustments
The Company reclassified Ps. 4,540,344
from current
equity investments at fair value through other comprehensive income (OCI) to non-current debt instruments at fair value through other comprehensive income (OCI)
as of December 31, 2020.